ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at	As at
	December 31,	December 31,
	2018	2017
Trade payables	$163,032	$144,135
Wages payable	51,378	50,380
Accrued liabilities	75,287	76,562
Other liabilities	20,900	19,645
Total accounts payable and accrued liabilities	$310,597	$290,722

In 2018 and 2017, the other liabilities balance consisted primarily of various employee payroll tax withholdings and other payroll taxes.